COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 13:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Pledges:

1.
The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its debts to banks, as well as placed floating liens on all of its remaining assets in favor of the banks.

2.	The Company has also pledged machines to secure its indebtedness to certain suppliers that provided financing for such equipment.

b.	Indemnification agreement:

The Company entered into indemnification agreements with each of its directors and officers and undertook to enter into the same agreement with future directors and officers. Such indemnification amount will not exceed: (i) the value of 25% of the Company’s net equity according to the audited or reviewed financial statement known at the time the request for indemnification was submitted; or (ii) $3,000,000, whichever is greater.

The Israeli Companies Law provides that an Israeli company cannot exculpate an office holder from liability with respect to a breach of his or her duty of loyalty. If permitted by its articles of association, a company may exculpate in advance an officer from his or her liability to the company, in whole or in part, with respect to a breach of his or her duty of care. However, a company may not exculpate in advance a director from his or her liability to the company with respect to a breach of his duty of care with respect to distributions.

The Company's articles of association allow it to exculpate any office holder from his or her liability for breach of duty of care, to the maximum extent permitted by law, before or after the occurrence giving rise to such liability.

c.	Contingent Liabilities:

Environmental Related Matters

In connection with the change of control of the Company in 2013 that resulted from Nistec’s acquisition of a controlling stake in the Company, Israeli law required the Company to obtain a new business permit in order to continue operating its business. The Company submitted an application for this permit and received a permit until 2099. The new permit is subject to certain conditions, especially certain conditions imposed by the Israeli Ministry of Environmental Protection. Compliance with these conditions may be costly.

In March 2019, representatives of Israel’s Ministry of Environmental Protection (the “Ministry”) inspected the Company's premises and issued a warning related to an alleged breach of the Clean Air Law and a warning related to the Hazardous Materials Law (1993).

In July 2022, the Company received a notification from the Ministry about its intention to impose a penalty of approximately $0.1 million for an alleged breach of the Hazardous Materials Law (1993). Following a Company's response to the notification, the penalty was reduced by 40% and it was paid.

In January 2023, the Company received a notification from the Ministry that it intends to impose a penalty of approximately $0.6 million for an alleged breach of the Clean Air Law during the years 2019-2020. The Company paid this penalty and recorded a relevant expense in its financial statements. The Company filed an administrative appeal to reduce the penalty and get a refund for part of the paid penalty.

During 2022, the Company's permit providing for deviations from the standards for discharges into the municipal sewage system was extended. There can be no assurance that such extension will be granted in the future.

In October 2023, the Company received a notice from the Ministry regarding some suspicion of contamination of the soil from a drilling survey that was done in May 2021 at the factory. On January 24, 2024, representatives of the Ministry visited the Company's facility and informed the Company that an additional survey of the soil and groundwater in the facility area would be required.

Employee related matters

During 2019, lawsuits were filed by three employees alleging that they had suffered personal injuries during their employment and they are seeking aggregate financial compensation of approximately $121 for past damages and additional amounts for future lost income, pain and suffering as the court may determine.

During 2019, five additional employees notified the Company that they allegedly suffered personal injuries during their employment with the Company. Of these five employees, two are seeking compensation of $1.7 million and the others did not state their claim amount.

The above-mentioned claims were submitted to the Company’s insurance company, which informed the Company that it is reviewing the statements of claim without prejudicing its rights to deny coverage.

During the period February 2019 through April 2023, three former employees filed lawsuits seeking additional payments in connection with their employment with the Company and subsequent termination. The aggregate amount claimed in the three lawsuits is approximately $380. The Company recorded a provision according to its legal advisor's opinion.